January 28, 2022

Parnassus Investments
One Market St. #1600
San Francisco, CA 94105

Enclosed are our manually signed reports dated January 28, 2022 for use in the Certified Shareholder Reports of Registered Management Investment Companies on Form N-CSR relating to the financial statements of the funds listed within Exhibit A (collectively the "Funds").

Also enclosed are our manually signed reports dated January 28, 2022 for use in the Funds' filing on Form N-CEN.

Our manually signed reports serve to authorize the use of our name on our reports in the electronic filing of the Funds' Form N-CSR with the SEC.

Please provide us with an exact copy of the Funds' Form N-CEN as electronically filed with the SEC.

Very truly yours,
/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105
T: (415) 498 5000, www.pwc.com/us

EXHIBIT A

Parnassus Funds

Parnassus Mid Cap Growth Fund

Parnassus Mid Cap Fund

Parnassus Endeavor Fund

Parnassus Income Funds

Parnassus Core Equity Fund

Parnassus Fixed Income Fund